Term Loans (Details) € in Millions, R in Millions		1 Months Ended	12 Months Ended
	Sep. 30, 2024 EUR (€)	Jun. 30, 2024 ZAR (R)	Feb. 28, 2025 ZAR (R)
Term Loans [Line Items]
Mortgage bond (in Rand)			R 65.0
Rate of interest percentage	0.75%		1.15%
Bond period			60 months
Secured loan (in Euro) | €	€ 2.0
Extended loan (in Rand)		R 250.0
Prime rate		1.50%
Interest maturity date		Dec. 21, 2025
Top of range [member]
Term Loans [Line Items]
Exceed value		60.00%
Bottom of range [member]
Term Loans [Line Items]
Exceed value		55.00%
Cartrack Proprietary Limited [Member]
Term Loans [Line Items]
Mortgage bond (in Rand)			R 60.0